Condensed Balance Sheets - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 104,104	€ 113,663
FINANCIAL ASSETS HELD FOR TRADING	102,574	92,879
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS	5,393	10,730
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	73,420	57,460
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	118,062	121,091
FINANCIAL ASSETS AT AMORTIZED COST	981,046	946,099
HEDGING DERIVATIVES, ASSETS	8,451	8,607
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	1,621	1,088
INVESTMENTS	7,788	7,588
Joint ventures entities	962	979
Associated companies	6,826	6,609
ASSETS UNDER INSURANCE OR REINSURANCE CONTRACTS	311	324
TANGIBLE ASSETS	33,755	26,157
Property, plant and equipment:	32,651	24,594
Investment property:	1,104	1,563
INTANGIBLE ASSETS	28,794	28,560
Goodwill	25,613	25,466
Other intangible assets	3,181	3,094
TAX ASSETS	30,102	30,251
Current tax assets	6,502	6,993
Deferred tax assets	23,600	23,258
OTHER ASSETS	12,140	9,348
Insurance contracts linked to pensions	207	210
Inventories	5	147
Other	11,928	8,991
NON-CURRENT ASSETS HELD FOR SALE	4,535	5,426
TOTAL ASSETS	1,512,096	1,459,271
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	74,187	70,343
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	60,237	68,058
FINANCIAL LIABILITIES AT AMORTIZED COST	1,224,194	1,171,630
HEDGING DERIVATIVES, LIABILITIES	7,267	6,363
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES	296	303
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS	731	765
PROVISIONS	14,571	13,225
TAX LIABILITIES	9,838	8,135
Current tax liabilities	3,230	2,567
Deferred tax liabilities	6,608	5,568
OTHER LIABILITIES	10,790	13,088
TOTAL LIABILITIES	1,402,111	1,351,910
SHAREHOLDERS' EQUITY	120,054	118,613
CAPITAL	8,118	8,118
Called up paid capital	8,118	8,118
SHARE PREMIUM	50,993	50,993
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	581	565
Other equity instruments	581	565
OTHER EQUITY	155	234
ACCUMULATED RETAINED EARNINGS	61,049	56,756
OTHER RESERVES	(4,061)	(3,567)
(-) OWN SHARES	(12)	(59)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	3,231	7,810
(-) INTERIM DIVIDENDS		(2,237)
OTHER ACCUMULATED COMPREHENSIVE INCOME	(21,425)	(22,141)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS	(3,625)	(2,936)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS	(17,800)	(19,205)
NON-CONTROLLING INTEREST	11,356	10,889
Other comprehensive income	(1,149)	(1,292)
Other items	12,505	12,181
TOTAL EQUITY	109,985	107,361
TOTAL LIABILITIES AND EQUITY	1,512,096	1,459,271
Provision for pensions and other employment defined benefit obligations
LIABILITIES AND EQUITY
PROVISIONS	6,216	5,558
Provision for other long term employee benefits
LIABILITIES AND EQUITY
PROVISIONS	1,708	1,239
Provision for taxes and other legal contingencies
LIABILITIES AND EQUITY
PROVISIONS	3,153	3,174
Provision for contingent liabilities and commitments
LIABILITIES AND EQUITY
PROVISIONS	728	779
Other provisions member
LIABILITIES AND EQUITY
PROVISIONS	2,766	2,475
For own use
ASSETS
Property, plant and equipment:	14,522	8,150
Leased out under an operating lease
ASSETS
Property, plant and equipment:	18,129	16,444
Investment property:	€ 794	€ 1,195